CONDENSED BALANCE SHEET	Sep. 30, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 1,446,391
Prepaid expenses	366,791
Total current assets	1,813,182
Investments held in Trust Account	414,039,090
Total Assets	415,852,272
Current liabilities:
Accrued expenses	1,141,145
Accounts payable	775,431
Due to related party	17,572
Total current liabilities	1,934,148
Deferred legal fees	947,087
Deferred underwriting commissions	14,490,000
Total Liabilities	17,371,235
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 39,348,103 shares subject to possible redemption at $10.00 per share	393,481,030
Shareholders' Equity:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	6,293,998
Accumulated deficit	(1,295,731)
Total shareholders' equity	5,000,007
Total Liabilities and Shareholders' Equity	415,852,272
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	205
Class B ordinary shares
Shareholders' Equity:
Ordinary shares	$ 1,535